Warrants - Narrative (Details)							3 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Sep. 03, 2024 USD ($) $ / shares shares	Jun. 27, 2024 $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Oct. 20, 2023 USD ($) shares	Sep. 29, 2023 USD ($) shares	Aug. 01, 2023 USD ($) shares	Oct. 13, 2024 USD ($) $ / shares	Jul. 21, 2024 USD ($)	Oct. 15, 2023 USD ($)	Oct. 15, 2023 USD ($)	Oct. 13, 2024 USD ($) d $ / shares shares	Apr. 28, 2024 USD ($) d $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 28, 2023 shares	Dec. 04, 2023 USD ($) $ / shares	Jul. 31, 2023 $ / shares shares	Jan. 24, 2022 shares
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares							$ 9.25				$ 9.25	$ 9.58	$ 1.31
Sale of private placement warrants (in shares)														354,436
Proceeds from the Oaktree Tranche 2 Loan | $												$ 1,012,000	$ 0
Issuance of warrants | $							$ 67,000		$ 173,000			173,000	1,722,000
Gain on change in fair value of warrant liabilities and other | $							(3,573,000)		(1,759,000)	$ (1,350,000)	$ (6,248,000)	$ (26,633,000)	0
Shares issued upon conversion (in shares)											5,000	5,000
Granted (in shares)											1,041,792	28,864,100
Reclassification of liability-classified warrants | $							$ (1,864,000)		$ (1,834,000)	$ 0	$ 1,864,000	$ (894,000)
Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares							$ 11.50				$ 11.50	$ 11.50
Issuance of warrants | $	$ 401,000						$ 401,000					$ 173,000
Warrants outstanding | $							766,000	$ 3,373,000			$ 766,000	5,411,000	$ 1,925,000
Gain on change in fair value of warrant liabilities and other | $							$ (4,928,000)	$ (2,038,000)				$ (25,872,000)
Expiration period							5 years				5 years	5 years
Reclassification of liability-classified warrants | $	$ 1,864,000						$ 1,864,000					$ (894,000)
Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)			23,985,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination								30 days			30 days
Senior notes
Class of Warrant or Right [Line Items]
Face amount | $			$ 90,000,000
Term Loan, Tranche 2 | Term loans
Class of Warrant or Right [Line Items]
Proceeds from the Oaktree Tranche 2 Loan | $			$ 5,000,000	$ 5,000,000	$ 1,500,000	$ 1,000,000
Term Loan, Tranche 2 | Senior notes
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.01
Shares issued upon conversion (in shares)			1,650,000
Silverview Tranche 3 Loan | Term loans
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares	$ 0.01
Proceeds from the Oaktree Tranche 2 Loan | $	$ 2,000,000
Issuance of warrants | $	$ 67,000
Warrants issued (in shares)	29,292
Tranche 1 Loan | Senior notes
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.01
Shares issued upon conversion (in shares)			2,500,000
Face amount | $			$ 50,000,000
Oaktree Tranche 2 Loan | Term loans
Class of Warrant or Right [Line Items]
Proceeds from the Oaktree Tranche 2 Loan | $	$ 3,000,000
Warrants issued (in shares)	174,750
Granted (in shares)	174,750
Tranche 2 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.01
Sale of private placement warrants (in shares)			38,142	38,143	11,443
Issuance of warrants | $			$ 415,000	$ 524,000	$ 173,000
Trigger price (in dollars per share) | $ / shares			$ 6.00
Granted (in shares)	1,900,000		1,900,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | $			$ 4,456,000
Gain on change in fair value of warrant liabilities and other | $							$ 966,000				$ 2,132,000	$ 2,403,000
Exercisable term											30 days		30 days
Expiration period							5 years				5 years	5 years
Public Warrants | Banyan Acquisition Corporation
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)																	12,075,000
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding | $			$ 25,368,000
Gain on change in fair value of warrant liabilities and other | $							$ 1,932,000				$ 3,204,000	$ 22,010,000
Private Placement Warrants | Banyan Acquisition Corporation | Private Placement
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)																	11,910,000
Redemption Of Warrant Price Per Share Equals Or Exceeds 18.00 | Banyan Acquisition Corporation | Public Warrants
Class of Warrant or Right [Line Items]
Price per shares of common stock (in dollars per share) | $ / shares							$ 18.00				$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share) | $ / shares											$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants											30 days	30 days
Threshold trading days for redemption of public warrants											20 days	20 days
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants											3 days	3 days
Redemption Of Warrant Price Per Share Equals Or Exceeds 10.00 | Banyan Acquisition Corporation | Public Warrants
Class of Warrant or Right [Line Items]
Price per shares of common stock (in dollars per share) | $ / shares							$ 10.00				$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share) | $ / shares											$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants											30 days	30 days
Threshold trading days for redemption of public warrants											20 days	20 days
Threshold consecutive trading days for redemption of public warrants | d											30	30
Contingently Issuable Tranche 1 Warrants | Warrant, Scenario 1
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.01
Trigger price (in dollars per share) | $ / shares			$ 8.00
Granted (in shares)			187,500
Contingently Issuable Tranche 1 Warrants | Warrant, Scenario 2
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares		$ 0.01
Trigger price (in dollars per share) | $ / shares		$ 6.00	$ 6.00
Granted (in shares)		412,500	412,500
Additional Oaktree Tranche 2 Warrants
Class of Warrant or Right [Line Items]
Granted (in shares)	2,912,500
Additional Oaktree Tranche 2 Warrants, Incremental
Class of Warrant or Right [Line Items]
Warrants outstanding | $	$ 859,000
Granted (in shares)	1,012,500
Tranche 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.01
Expiration period			10 years
Silverview Credit Partners LP
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares													$ 0.01		$ 0.01
Sale of private placement warrants (in shares)						7,629							267,000			258,303
Warrants outstanding | $													$ 1,712,000
Silverview Credit Partners LP | Amended Warrants
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)						162,946
Silverview Credit Partners LP | Warrants Not Amended
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)						8,697
Silverview Credit Partners LP | Issued Warrants
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)						179,272
Silverview Credit Partners LP | Contingently Issuable Warrants
Class of Warrant or Right [Line Items]
Sale of private placement warrants (in shares)						87,728
Service Provider
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares													$ 10
Sale of private placement warrants (in shares)													7,500
Granite Creek Capital Partners LLC
Class of Warrant or Right [Line Items]
Exercise price of warrant (in dollars per share) | $ / shares																$ 0.001
Sale of private placement warrants (in shares)													111,619			48,530
Warrants outstanding | $													$ 1,925,000		$ 2,202,000
Granite Creek Capital Partners LLC | Warrants
Class of Warrant or Right [Line Items]
Issuance of warrants | $												$ 1,015,000